Balance Sheet	Dec. 31, 2020 USD ($)
Current assets
Cash	$ 950,537
Prepaid expenses	113,562
Total Current Assets	1,064,099
Security deposit	329
Marketable securities held in trust account	350,219,336
Total Assets	351,283,764
Current liabilities
Accounts payable and accrued expenses	239,531
Income tax payable	11,509
Total Current Liabilities	251,040
Deferred underwriting fee payable	13,150,000
Derivative warrant liability	66,126,490
Total Liabilities	79,527,530
Commitments and contingencies
Class A common stock subject to possible redemption, 26,675,623 shares at $10.00 per share redemption value	266,756,230
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	44,267,476
Accumulated deficit	(39,269,179)
Total Stockholders’ Equity	5,000,004
Total Liabilities and Stockholders’ Equity	351,283,764
Class A Common Stock
Stockholders’ Equity
Common stock value	832
Total Stockholders’ Equity	832
Class B Common Stock
Stockholders’ Equity
Common stock value	875
Total Stockholders’ Equity	$ 875